Subsequent Events (Details Narrative) - Subsequent Event [Member]	6 Months Ended	7 Months Ended
	Jul. 05, 2022 USD ($)	Aug. 04, 2022 USD ($)	Aug. 03, 2022 USD ($)
Citi $100,000 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Number of Loan Tranches	2
Debt Instrument, Interest Rate Terms	Secured Overnight Financing Rate (“SOFR”) plus margin
Debt Instrument, Maturity Date, Description	five years from their drawdown
Line of Credit Facility, Collateral	Star Sirius, Laura, Idee Fixe, Kaley, Roberta, Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis
Citi $100,000 Facility [Member] | Tranche A [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 48,341,000
Draw down date	July 18, 2022
Citi $100,000 Facility [Member] | Tranche B [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 51,659,000
Draw down date	late August
SEB $42,000 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 42,000,000
Number of Loan Tranches			3
Debt Instrument, Interest Rate Terms			SOFR plus margin
Draw down date			August 3, 2022
Debt Instrument, Maturity Date, Description			five years from its drawdown
Line of Credit Facility, Collateral			Mercurial Virgo, Amami and Star Calypso
SEB $42,000 Facility [Member] | Tranche A [Member] | Mercurial Virgo [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 12,800,000
SEB $42,000 Facility [Member] | Tranche B [Member] | Amami [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 13,500,000
SEB $42,000 Facility [Member] | Tranche A and B [Member] | Mercurial Virgo And Amami [Member]
Subsequent Event [Line Items]
Long-Term Debt, Description			to refinance, the aggregate outstanding amounts under the HSBC $80,000 Facility, of the vessels Mercurial Virgo and Amami
SEB $42,000 Facility [Member] | Tranche C [Member] | Star Calypso [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 15,700,000
Description of scope, credit facility			to refinance, the outstanding amount under the NTT $17,600 Facility, of the vessel Star Calypso
ABN $67,897 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 67,900,000
Debt Instrument, Maturity Date, Description		from December 2023 to August 2027, five years after its drawdown
Description of scope, credit facility		to refinance the outstanding of $67.9 million amount under the ABN $115,000 Facility
Line of Credit Facility, Collateral		seven vessels previously securing the ABN $115,000 Facility